EMPLOYEE SEVERANCE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Amount of severance payment expenses		$ 445	$ 428	$ 402
Contribution Plan		$ 404	$ 408	$ 363
Subsequent Event [Member]
Defined Contribution Plan Disclosure [Line Items]
Contribution Plan	$ 404